STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

April 26, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc. (the “Fund”)
Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
(Registration Nos: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 72 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to update financial and other information. The prospectus contained therein is marked to show changes from the prospectus filed pursuant to Rule 497 under the 1933 Act on May 30, 2012, and the statement of additional information contained therein is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on March 12, 2013.

We are counsel to the Fund and in so acting have prepared the Amendment. We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Please contact Linda Y. Kim at 212.806.6173 or Janna Manes at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Stroock & Stroock & Lavan LLP

STROOCK & STROOCK & LAVAN LLP